SHORT TERM BANK CREDIT AND LONG TERM LOANS (TAT Technologies Ltd [Member])	12 Months Ended
Dec. 31, 2012
TAT Technologies Ltd [Member]
SHORT TERM BANK CREDIT AND LONG TERM LOANS
NOTE 11 -	SHORT TERM BANK CREDIT AND LONG TERM LOANS

a.	Terms of the loans and balances:

	Currency of loan	Interest Rate December 31, 2012	Years of Maturity	December 31, 2012

Long-term loan (1)	NIS	5.25%	2012-2014	$523
Long-term loan (2)		$2.50%-3.50%	2009-2014	2,477
Long-term loan (3)	NIS	Prime + 1%	2013	670
				3,670

Less - current maturities (1)				(290)
Less - current maturities (2)				(1,594)
Less - current maturities (3)				(670)

				$1,116

	Currency of loan	Interest Rate December 31, 2011	Years of Maturity	December 31, 2011

Long-term loan (1)	NIS	5.25%	2012-2014	$795
Long-term loan (2)		$2.50%-3.50%	2009-2014	3,252
Long-term loan (3)	NIS	Prime +1%	2013	655
				4,702

Less - current maturities (1)				(282)

				$4,420

 Required principal payments (including current maturities) as of December 31, 2012, are as follows:

Year	Amount
2013	$2,554
2014	1,116
$3,670

(1)
The original loan was received by Bental in 2009 from an Israeli bank in the amount of $1,400 to be repaid in quarterly installments over a five years period, commencing 2010.  On June 30, 2010, the remaining balance of the original loan, in the amount of $1,185, was repaid and a new loan in the same amount was taken. This new loan bears annual fixed interest of 5.25% and will be repaid until August 2014 in quarterly installments. The loan balance as of December 31, 2012 and 2011 was $523 and $795, respectively (with regard to covenants related to such loan see note 13(f)(3)).

(2)
Loans received by TAT from an Israeli bank in a total amount of $6,250 out of which $5,000 were received during year 2008 and additional $1,250 were received during year 2009. The loans amount was to be repaid in four annual installments commencing 2011. These loans bear quarterly interest of Libor + 3.5% and Libor + 1.85%, respectively. In May 2011, TAT repaid $750 of principal, in accordance with the original installments schedule. On November 7, 2011, TAT prepaid $2,250. On November 6, 2012, TAT prepaid $775, following which the remaining balance was $2,477. In September, 2011, TAT reached agreement with its lending bank to adjust certain financial covenants related to the said loans it was failing to meet at the time. Accordingly, as of December 31, 2012 the Company meets all financial covenants related to such loans (see also note 13(f)(2)).

(3)
On September 7, 2011, Bental received a loan from an Israeli bank in a total amount of NIS2.5 million (approximately $700), to be repaid in whole at the end of a 24 month period (the "Term"). The principal amount bears interest of Prime + 1% payable on a quarterly basis and may be repaid at any time during the term upon Bental's discretion. The loan balance as of December 31, 2012 and 2011 was $670 and $655, respectively (see also note 10(i)).

(4)	In addition, as of December 31, 2012 Piedmont's bank credit balance amounted to $32.

 Group provided certain guarantees and covenants, to secure its long-term loans, see note 13(e) and 13(f).

b.	Line of credit

On November 15, 2011, Limco-Piedmont renewed its line of credit with a U.S bank for an additional 21 month period ending on August 31, 2013, for borrowings of up to $10,000 under certain conditions. $5,000 of this amount will stand for Limco and $5,000 will stand for Piedmont. The line of credit bears interest of Libor + 1.5%, and its utilization is subject to compliance with financial covenants agreed between the parties. As of December 31, 2012 and 2011, approximately $688 and $4,340, respectively of the total line of credit was utilized by Limco and Piedmont. In addition, as of December 31, 2012 and 2011, Limco-Piedmont met all financial covenants related to such line of credit (see also note 13(f)(1)).